PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expense and Other Assets, Current [Abstract]
Fair value of common stock committed to be issued to investor relations consultant on December 14, 2012 (issued January 16, 2013) for year 2013 investor relations services (See Note 5)	$ 151,700
Travel advances	12,439
Service contract		19,826
Totals	$ 164,139	$ 19,826